Consolidated Statements of Comprehensive Income (Parentheticals) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Income tax relating to currency translation adjustments	$ 0	$ 0
Income tax relating to actuarial loss on post employment benefit obligations	0	0
Income tax relating to net change on equity investments	0	(2)
Non-controlling interests	$ 944	$ 681